Financial Risk and Fair Value Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial Risk and Fair Value Disclosures
11.	FINANCIAL RISK AND FAIR VALUE DISCLOSURES
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$14,021,473	$16,042,721
Financial assets at fair value through other comprehensive income	14,723,232	10,526,144
Financial assets measured at amortized cost
Cash and cash equivalents (excludes cash on hand)	95,486,403	94,042,271
Receivables	26,459,392	28,942,147
Refundable deposits	2,600,733	2,310,961
Other financial assets	2,353,066	14,386,131
Total	$155,644,299	$166,250,375

	As of December 31,
Financial Liabilities	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$—	$2,326
Financial liabilities measured at amortized cost
Short-term loans	12,015,206	11,057,132
Payables	27,433,065	31,188,794
Guarantee deposits (current portion included)	296,694	235,992
Bonds payable (current portion included)	38,781,416	18,690,384
Long-term loans (current portion included)	33,902,074	33,066,106
Lease liabilities	6,031,025	5,576,864
Other financial liabilities	20,093,441	20,746,624
Total	$138,552,921	$120,564,222

(2)	Financial risk management objectives and policies

The Company’s risk management objectives are to manage the market risk, credit risk and liquidity risk related to its operating activities. The Company identifies, measures and manages the aforementioned risks based on policy and risk preference.

The Company has established appropriate policies, procedures and internal controls for financial risk management. Before entering into significant financial activities, approval process by the Board of Directors and Audit Committee must be carried out based on related protocols and internal control procedures. The Company complies with its financial risk management policies at all times.

(3)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise currency risk, interest rate risk and other price risk (such as equity price risk).

Foreign currency risk

The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s operating activities (when revenue or expense is denominated in a different currency from the Company’s functional currency) and the Company’s net investments in foreign subsidiaries.

The Company applies natural hedges on the foreign currency risk arising from purchases or sales, and utilizes spot or forward exchange contracts to manage foreign currency risk and the net effect of the risks related to monetary financial assets and liabilities is minor. The notional amounts of the foreign currency contracts are the same as the amount of the hedged items. In principle, the Company does not carry out any forward exchange contracts for uncertain commitments. The Company designates certain forward currency contracts as cash flow hedges to hedge its exposure to foreign currency exchange risk associated with certain highly probable forecast transactions. On the basis of assessment, the Company expects that the value of forward currency exchange contracts and the value of the hedged transactions will change systematically in opposite directions for given changes in foreign exchange rates. Hedge ineffectiveness in these hedging relationships mainly arises from the counterparties’ credit risk, impacting the fair value movements of the hedging instruments and hedged items. No other sources of ineffectiveness emerged from these hedging relationships. Furthermore, as net investments in foreign subsidiaries are for strategic purposes, they are not hedged by the Company.

Certain forward exchange contracts designated by the Company to hedge foreign currency exchange rate risks associated with the purchase of additional shares of USJC in JPY, amounting to JPY 23 billion, expired prior to December 31, 2018. The cash flow hedge reserve in other components of equity, amounting to NT$(3) million, was recognized as consideration for the ownership interest of 84.1% in USJC on October 1, 2019. Please refer to Note 6(28).

The foreign currency sensitivity analysis of the possible change in foreign exchange rates on the Company’s profit is performed on significant monetary items denominated in foreign currencies as of the end of the reporting period. When NTD strengthens/weakens against USD by 10%, the profit for the years ended December 31, 2018, 2019 and 2020 decreases/increases by NT$1,367 million, NT$1,009 million and NT$1,336 million, respectively. When RMB strengthens/weakens against USD by 10%, the profit for the years ended December 31, 2018, 2019 and 2020 increases/decreases by NT$2,624 million, NT$2,200 million and NT$1,625 million, respectively. When JPY strengthens/weakens against USD by 10%, the profit for the years ended December 31, 2018, 2019 and 2020 decreases/increases by NT$4 million, NT$430 million and NT$473 million, respectively.

Interest rate risk

The Company is exposed to interest rate risk arising from borrowing at floating interest rates. All of the Company’s bonds have fixed interest rates and are measured at amortized cost. As such, changes in interest rates would not affect the future cash flows. On the other hand, as the interest rates of the Company’s short-term and long-term bank loans are floating, changes in interest rates would affect the future cash flows but not the fair value. Please refer to Note 6(11), 6(13) and 6(14) for the range of interest rates of the Company’s bonds and bank loans.

At the reporting dates, a change of 10 basis points of interest rate in a reporting period could cause the profit for the years ended December 31, 2018, 2019 and 2020 to decrease/increase by NT$44 million, NT$46 million and NT$44 million, respectively.

Equity price risk

The Company’s listed and unlisted equity securities are susceptible to market price risk arising from uncertainties about future performance of equity markets. The Company’s equity investments are classified as financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income.

The sensitivity analysis for the equity instruments is based on the change in fair value as of the reporting date. A change of 5% in the price of the aforementioned financial assets at fair value through profit or loss of listed companies could increase/decrease the Company’s profit for the years ended December 31, 2018, 2019 and 2020 by NT$171 million, NT$252 million and NT$263 million, respectively. A change of 5% in the price of the aforementioned financial assets at fair value through other comprehensive income of listed companies could increase/decrease the Company’s other comprehensive income for the years ended December 31, 2018, 2019 and 2020 by NT$408 million, NT$671 million and NT$453million, respectively.

(4)	Credit risk management

The Company only trades with approved and creditworthy third parties. Where the Company trades with third parties which have less credit, it will request collateral from them. It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, notes and accounts receivable balances are monitored on an ongoing basis to decrease the Company’s exposure to credit risk.

The Company mitigates the credit risks from financial institutions by limiting its counter parties to only reputable domestic or international financial institutions with good credit standing and spreading its holdings among various financial institutions. The Company’s exposure to credit risk arising from the default of counter-parties is limited to the carrying amount of these instruments.

As of December 31, 2019 and 2020, accounts receivable from the top ten customers represent 44% and 62% of the total accounts receivable of the Company, respectively. The credit concentration risk of other accounts receivable is insignificant.

(5)	Liquidity risk management

The Company’s objectives are to maintain a balance between continuity of funding and flexibility through the use of cash and cash equivalents, bank loans, bonds and lease.

The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2019
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$12,211,621	$—	$—	$—	$12,211,621
Payables	26,998,325	198,862	—	—	27,197,187
Guarantee deposits	100,584	97,108	—	99,002	296,694
Bonds payable	20,659,607	10,590,265	8,689,971	—	39,939,843
Long-term loans	6,104,795	19,631,931	13,097,986	12,000	38,846,712
Lease liabilities	740,939	1,413,978	1,180,955	3,792,192	7,128,064
Other financial liabilities	—	12,668,287	8,445,826	—	21,114,113
Total	$66,815,871	$44,600,431	$31,414,738	$3,903,194	$146,734,234

	As of December 31, 2020
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$11,240,785	$—	$—	$—	$11,240,785
Payables	31,008,010	—	—	—	31,008,010
Guarantee deposits	793	163,618	—	71,581	235,992
Bonds payable	2,374,587	8,484,393	8,563,021	—	19,422,001
Long-term loans	25,885,932	5,889,382	2,424,965	—	34,200,279
Lease liabilities	695,790	1,280,476	1,102,021	3,354,217	6,432,504
Other financial liabilities	—	17,120,418	4,280,333	—	21,400,751
Total	$71,205,897	$32,938,287	$16,370,340	$3,425,798	$123,940,322
Derivative financial liabilities
Forward exchange contracts
Gross settlement
Inflow	$393,442	$—	$—	$—	$393,442
Outflow	(395,768)	—	—	—	(395,768)
Net	$(2,326)	$—	$—	$—	$(2,326)

(6)	Foreign currency risk management

UMC entered into forward exchange contracts for hedging the exchange rate risk arising from the net monetary assets or liabilities denominated in foreign currency. The details of forward exchange contracts entered into by UMC are summarized as follows:

As of December 31, 2019

None.

As of December 31, 2020

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 82 million	December 11, 2020~February 05, 2021

(7)	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities;
•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;
•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$668,476	$—	$54,318	$722,794
Financial assets at fair value through profit or loss, noncurrent	4,737,027	340,255	8,221,397	13,298,679
Financial assets at fair value through other comprehensive income, noncurrent	13,417,308	—	1,305,924	14,723,232

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$1,049,334	$2,384	$164,916	$1,216,634
Financial assets at fair value through profit or loss, noncurrent	5,546,320	393,856	8,885,911	14,826,087
Financial assets at fair value through other comprehensive income, noncurrent	9,058,372	—	1,467,772	10,526,144
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	2,326	—	2,326

Fair values of financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income that are categorized into Level 1 are based on the quoted market prices in active markets. If there is no active market, the Company estimates the fair value by using the valuation techniques (income approach and market approach) in consideration of cash flow forecast, recent fund raising activities, valuation of similar companies, individual company’s development, market conditions and other economic indicators. If there are restrictions on the sale or transfer of a financial asset, which are a characteristic of the asset, the fair value of the asset will be determined based on similar but unrestricted financial assets’ quoted market price with appropriate discounts for the restrictions. To measure fair values, if the lowest level input that is significant to the fair value measurement is directly or indirectly observable, then the financial assets are classified as Level 2 of the fair value hierarchy, otherwise as Level 3.

During the years ended December 31, 2019 and 2020, there were no significant transfers between Level 1 and Level 2 fair value measurements.

Reconciliation for fair value measurement in Level 3 fair value hierarchy is as follows:

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$3,077,691	$2,971,528	$1,849,788	$—	$7,899,007	$3,235,174	$184,026	$3,419,200
Recognized in profit (loss)	(272,299)	273,047	(14,024)	6,145	(7,131)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	199,244	(8,532)	190,712
Acquisition	159,476	396,890	204,082	51,956	812,404	—	—	—
Disposal	(1,475)	(328,371)	—	—	(329,846)	(2,303,988)	—	(2,303,988)
Return of capital	(14,954)	—	—	—	(14,954)	—	—	—
Transfer to Level 3	—	—	—	49,706	49,706	—	—	—
Transfer out of Level 3	(53,300)	—	—	—	(53,300)	—	—	—
Exchange effect	(14,451)	(33,800)	(28,821)	(3,099)	(80,171)	—	—	—
As of December 31, 2019	$2,880,688	$3,279,294	$2,011,025	$104,708	$8,275,715	$1,130,430	$175,494	$1,305,924

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$2,880,688	$3,279,294	$2,011,025	$104,708	$8,275,715	$1,130,430	$175,494	$1,305,924
Recognized in profit (loss)	589,664	180,523	19,611	39,648	829,446	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	167,197	(5,349)	161,848
Acquisition	547,932	294,251	340,323	303,456	1,485,962	—	—	—
Disposal	(308,041)	(374,112)	—	(227,223)	(909,376)	—	—	—
Return of capital	(1,903)	—	—	—	(1,903)	—	—	—
Transfer out of Level 3	(428,188)	—	—	—	(428,188)	—	—	—
Exchange effect	(38,674)	(100,953)	(56,943)	(4,259)	(200,829)	—	—	—
As of December 31, 2020	$3,241,478	$3,279,003	$2,314,016	$216,330	$9,050,827	$1,297,627	$170,145	$1,467,772

The total profit (loss) of NT$(203) million, NT$(113) million and NT$721 million for the years ended December 31, 2018, 2019 and 2020, were included in profit or loss that is attributable to the change in unrealized gains or losses relating to those financial assets without quoted market prices held at the end of the reporting period.

The Company’s policy to recognize the transfer into and out of fair value hierarchy levels is based on the event or changes in circumstances that caused the transfer.

Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy are as follows:

As of December 31, 2019
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.

A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2019 by NT$267 million and NT$191 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2019 by NT$87 million.

As of December 31, 2020
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.

A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2020 by NT$283 million and NT$231 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2020 by NT$106 million.

b.	Assets and liabilities not recorded at fair value but for which fair value is disclosed:

The fair value of bonds payable is estimated by the market price or using a valuation model. The model uses market-based observable inputs including share price, volatility, credit spread and risk-free interest rates. The fair value of long-term loans is determined using discounted cash flow model, based on the Company’s current incremental borrowing rates of similar loans.

The fair values of the Company’s short-term financial instruments including cash and cash equivalents, receivables, refundable deposits, other financial assets-current, short-term loans, payables and guarantee deposits approximate their carrying amount due to their maturities within one year.

As of December 31, 2019

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$39,571,920	$21,347,047	$18,224,873	$—	$38,781,416
Long-term loans (current portion included)	33,902,074	—	33,902,074	—	33,902,074

As of December 31, 2020

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$18,861,597	$18,861,597	$—	$—	$18,690,384
Long-term loans (current portion included)	33,066,106	—	33,066,106	—	33,066,106